Debt - Subordinated Related Party Term Loans (Details) - USD ($)						3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 01, 2020	Aug. 31, 2020	Jul. 31, 2020	Apr. 22, 2020	Apr. 01, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Outstanding principal balance of the subordinated promissory note and accrued PIK interest						$ 0		$ 0		$ 0
Interest expense							$ 669,730		$ 1,148,447	1,727,455	$ 11,416,697
Interest expense						$ 67,936	$ 970,085	$ 356,873	2,233,794	3,050,879	13,844,961
PIK interest									$ 44,449	44,449	211,923
First Subordinated Promissory Note
Related Party Transaction [Line Items]
Principal amount of notes payable										$ 15,500,000	3,000,000.0
Paid-In-Kind ("PIK") interest rate										20.00%
Outstanding principal balance of the subordinated promissory note and accrued PIK interest										$ 0
Second Subordinated Promissory Note
Related Party Transaction [Line Items]
Principal amount of notes payable					$ 3,000,000.0
Paid-In-Kind ("PIK") interest rate					20.00%
Third Subordinated Promissory Note
Related Party Transaction [Line Items]
Principal amount of notes payable				$ 4,000,000.0
Paid-In-Kind ("PIK") interest rate				20.00%
Fourth Subordinated Promissory Note
Related Party Transaction [Line Items]
Principal amount of notes payable			$ 2,500,000
Paid-In-Kind ("PIK") interest rate			20.00%
Fifth Subordinated Promissory Note
Related Party Transaction [Line Items]
Principal amount of notes payable		$ 1,500,000
Paid-In-Kind ("PIK") interest rate		20.00%
Sixth Subordinated Promissory Note
Related Party Transaction [Line Items]
Principal amount of notes payable	$ 1,500,000
Paid-In-Kind ("PIK") interest rate	20.00%
Interest expense											$ 11,416,697